ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.8%
	BIOTECH & PHARMA - 91.0%
3,613	AbbVie, Inc.	$ 909,175
5,141	Abivax S.A. - ADR(a)	685,090
10,143	ADMA Biologics, Inc.(a)	84,897
14,173	Agios Pharmaceuticals, Inc.(a)	525,960
37,656	Aldeyra Therapeutics, Inc.(a)	80,207
1,390	Alnylam Pharmaceuticals, Inc.(a)	418,432
2,362	Amgen, Inc.	855,327
24,872	Annexon, Inc.(a)	142,019
11,533	Apogee Therapeutics, Inc.(a)	1,530,775
1,806	Argenx S.E. - ADR(a)	1,675,553
30,622	Arvinas, Inc.(a)	254,469
4,585	Ascendis Pharma A/S(a)	1,222,911
11,394	AstraZeneca plc	2,160,531
13,478	Atrium Therapeutics, Inc.(a)	181,279
6,531	Axsome Therapeutics, Inc.(a)	1,598,593
3,891	Biogen, Inc.(a)	840,689
6,266	BioNTech S.E. - ADR(a)	583,051
36,683	Candel Therapeutics, Inc.(a)	377,835
23,622	Catalyst Pharmaceuticals, Inc.(a)	742,439
12,784	Celldex Therapeutics, Inc.(a)	475,693
9,866	Crinetics Pharmaceuticals, Inc.(a)	369,186
20,426	Cullinan Therapeutics, Inc.(a)	371,957
5,697	Cytokinetics, Inc.(a)	485,327
21,537	Design Therapeutics, Inc.(a)	311,640
4,030	Disc Medicine, Inc.(a)	294,754
15,840	Edgewise Therapeutics, Inc.(a)	643,579
20,426	Gilead Sciences, Inc.	2,580,622
9,426	Halozyme Therapeutics, Inc.(a)	737,773
14,451	Incyte Corporation(a)	1,638,165
11,394	Insmed, Inc.(a)	1,214,828
11,672	Intellia Therapeutics, Inc.(a)	197,490
15,430	Ionis Pharmaceuticals, Inc.(a)	1,223,445
3,613	Jazz Pharmaceuticals PLC(a)	870,625
1,945	Krystal Biotech, Inc.(a)	722,898

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	BIOTECH & PHARMA - 91.0% (Continued)
5,385	Kymera Therapeutics, Inc.(a)	$ 617,498
54,469	MeiraGTx Holdings PLC(a)	735,876
12,645	Monte Rosa Therapeutics, Inc.(a)	306,009
9,727	Neurocrine Biosciences, Inc.(a)	1,639,340
14,868	Newamsterdam Pharma Company N.V.(a)	503,877
25,845	Nurix Therapeutics, Inc.(a)	627,000
5,558	Nuvalent, Inc., Class A(a)	686,413
6,531	Oruka Therapeutics, Inc.(a)	621,555
9,171	Protagonist Therapeutics, Inc.(a)	1,124,181
6,531	Rapport Therapeutics, Inc.(a)	272,147
72,255	Rezolute, Inc.(a)	375,726
9,449	Rhythm Pharmaceuticals, Inc.(a)	1,049,122
48,355	Roivant Sciences Ltd.(a)	1,711,283
14,590	Sanofi - ADR	622,409
4,863	Sionna Therapeutics, Inc.(a)	213,923
6,670	Spyre Therapeutics, Inc.(a)	592,163
6,948	Tectonic Therapeutic, Inc.(a)	238,838
24,317	Trevi Therapeutics, Inc.(a)	453,512
5,002	Vertex Pharmaceuticals, Inc.(a)	2,484,644
35,670	WaVe Life Sciences Ltd.(a)	207,243
46,549	Xeris Biopharma Holdings, Inc.(a)	368,668
		42,458,641
	HEALTH CARE FACILITIES & SERVICES - 3.1%
1,390	ICON plc(a)	241,457
834	IQVIA Holdings, Inc.(a)	161,145
78,924	Personalis, Inc.(a)	1,057,582
		1,460,184
	MEDICAL EQUIPMENT & DEVICES - 1.7%
1,390	Natera, Inc.(a)	377,316
6,948	Veracyte, Inc.(a)	408,056
		785,372

	TOTAL COMMON STOCKS (Cost $31,722,426)	44,704,197

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Expiration Date	Exercise Price	Fair Value
		RIGHT — 0.0%(b)
		BIOTECH & PHARMA - 0.0% (b)
39,859	Alkermes PLC – CVR(a)(d)(f) (Cost $0)	12/31/2028	$1.50	$ –(e)

		SHORT-TERM INVESTMENT — 4.3%
		MONEY MARKET FUND - 4.3%
1,985,519		First American Treasury Obligations Fund, Class X, 3.57% (Cost $1,985,519)(c)		1,985,519

		TOTAL INVESTMENTS - 100.1% (Cost $33,707,945)		$ 46,689,716
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(43,138)
		NET ASSETS - 100.0%		$ 46,646,578

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
CVR	- Contingent Value Right
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(d)	The fair value of this investment is determined using significant unobservable inputs.
(e)	Amount represents less than $1.
(f)	Illiquid security. The total fair value of these securities as of June 30, 2026 was $0, representing 0.0% of net assets.